Goodwill and Intangible Assets - Change in Carrying Value of Goodwill and Intangible Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Nov. 30, 2025	Aug. 31, 2025	Apr. 30, 2024
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	$ 6,275	$ 5,919
Intangible assets at beginning of period	4,777	4,391
Intangible assets and goodwill at beginning of period	11,052	10,310
Net additions / (disposals), goodwill	739	150
Net additions / (disposals), intangible assets	1,197	508
Net additions / (disposals), goodwill and intangible assets	1,936	658
Amortization expense	(364)	(374)
Effect of changes in foreign exchange rates	(137)	206
Effect of changes in foreign exchange rates, intangible assets	(163)	252
Effect of changes in foreign exchange rates, goodwill and intangible assets	(300)	458
Goodwill at end of period	6,877	6,275
Intangible assets at end of period	5,447	4,777
Goodwill and intangible assets at end of period	12,324	11,052
CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Percentage of voting equity interests acquired			75.00%		100.00%
Goodwill					$ 150
Consideration					334
Contingent consideration					8
Acquired of insurance licenses				$ 15
Comvest Credit Partners Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at end of period	739
Goodwill and intangible assets at end of period	735
Goodwill			$ 739
Consideration	1,328
Canada WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	1,436	1,436
Net additions / (disposals), goodwill	0	0
Effect of changes in foreign exchange rates	0	0
Goodwill at end of period	1,436	1,436
U.S. WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill at beginning of period	1,521	1,250
Net additions / (disposals), goodwill	739	150
Effect of changes in foreign exchange rates	(73)	121
Goodwill at end of period	2,187	1,521
Distribution networks
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	840	834
Net additions / (disposals), intangible assets	59	13
Amortization expense	(69)	(56)
Effect of changes in foreign exchange rates, intangible assets	(38)	49
Intangible assets at end of period	792	840
Gross carrying amount of finite life intangible assets	1,611	1,617
Customer relationships
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	542	582
Net additions / (disposals), intangible assets	280	0
Amortization expense	(34)	(52)
Effect of changes in foreign exchange rates, intangible assets	(14)	12
Intangible assets at end of period	774	542
Gross carrying amount of finite life intangible assets	1,417	1,156
Customer relationships | Comvest Credit Partners Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			280
Software
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	1,212	1,102
Net additions / (disposals), intangible assets	385	329
Amortization expense	(254)	(257)
Effect of changes in foreign exchange rates, intangible assets	(32)	38
Intangible assets at end of period	1,311	1,212
Gross carrying amount of finite life intangible assets	3,703	3,408
Fund management contracts and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	59	48
Net additions / (disposals), intangible assets	277	7
Amortization expense	(7)	(9)
Effect of changes in foreign exchange rates, intangible assets	(2)	13
Intangible assets at end of period	327	59
Gross carrying amount of finite life intangible assets	434	156
Finite life intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	2,653	2,566
Net additions / (disposals), intangible assets	1,001	349
Amortization expense	(364)	(374)
Effect of changes in foreign exchange rates, intangible assets	(86)	112
Intangible assets at end of period	3,204	2,653
Finite life intangible assets | CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date					7
Brand
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	866	791
Net additions / (disposals), intangible assets	21	3
Effect of changes in foreign exchange rates, intangible assets	(43)	72
Intangible assets at end of period	844	866
Brand | CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date					3
Brand | Comvest Credit Partners Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			21
Fund management contracts and other
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	1,258	1,034
Net additions / (disposals), intangible assets	175	156
Effect of changes in foreign exchange rates, intangible assets	(34)	68
Intangible assets at end of period	1,399	1,258
Fund management contracts and other | Canada WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	273
Intangible assets at end of period	273	273
Fund management contracts and other | U.S. WAM
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	421
Intangible assets at end of period	545	421
Indefinite life intangible assets
Reconciliation of changes in intangible assets and goodwill [abstract]
Intangible assets at beginning of period	2,124	1,825
Net additions / (disposals), intangible assets	196	159
Effect of changes in foreign exchange rates, intangible assets	(77)	140
Intangible assets at end of period	$ 2,243	$ 2,124
Indefinite life intangible assets | CQS Management Limited
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date					$ 153
Indefinite life intangible assets | Comvest Credit Partners Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			144
Fund management contracts and other | Comvest Credit Partners Acquisition
Reconciliation of changes in intangible assets and goodwill [abstract]
Identifiable intangible assets recognised as of acquisition date			$ 290